STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

December 13, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds
File Numbers: 33-08214 and 811-04813

Ladies and Gentlemen:

On behalf of Dreyfus/Standish Global Fixed Income Fund, Dreyfus/Standish Intermediate Tax Exempt Bond Fund (the "Tax Exempt Bond Fund") and Dreyfus/The Boston Company Small/Mid Cap Growth Fund (each, a "Fund" and collectively, the "Funds"), each a series of Dreyfus Investment Funds (the "Trust"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Funds' definitive proxy statement (the "Definitive Proxy Statement").

The Definitive Proxy Statement is marked to show changes made primarily in response to comments of the Commission's staff (the "Staff") that were provided to Lauren Connolly of this office by Karen L. Rossotto of the Staff via telephone on December 2, 2013 on the Funds' preliminary proxy statement filed on November 21, 2013.  Capitalized terms used but not defined herein have the meanings assigned to them in the Definitive Proxy Statement.  The Funds' definitive proxy materials are being mailed to shareholders of record on or about December 20, 2013.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below in their entirety, and the response is set out immediately following each comment.

Shareholder Letter

1.	Staff Comment: In the second paragraph, please add language indicating that only shareholders of the Tax Exempt Bond Fund vote on Proposals 1.A, 1.B and 1.C.

Response: The following sentence has been added as the second sentence of the second paragraph: "Only shareholders of the Tax Exempt Bond Fund vote on Proposals 1.A, 1.B and 1.C."

2.
Staff Comment:  The eighth sentence of the second paragraph states:  "The Tax Exempt Bond Fund also would have the ability to invest, to a limited extent, in bonds rated below investment grade, or their unrated equivalent, and in foreign bonds, including emerging market bonds."  Please explain whether this is a new policy of the Tax Exempt Bond Fund and add language describing "bonds rated below investment grade" as "junk" bonds.

Response: The referenced sentence has been revised as follows:

As a new policy, the Tax Exempt Bond Fund also would have the ability to invest, to a limited extent, in bonds rated below investment grade ("high yield" or "junk" bonds), or their unrated equivalent, and in foreign bonds, including emerging market bonds.

3.
Staff Comment:  The last sentence of the second paragraph states that in connection with the change in the Tax Exempt Bond Fund's investment strategy, the Tax Exempt Bond Fund's name would change to "Dreyfus Tax Sensitive Total Return Bond Fund."  Please move this disclosure to the first sentence of the paragraph.

Response: The first sentence of the second paragraph has been revised as follows:

The Trust's Board of Trustees (the "Board") has approved, subject to shareholder approval of Proposals 1.A and 1.B, changing the Tax Exempt Bond Fund's investment objective and certain fundamental investment policies and changing the Fund's name to "Dreyfus Tax Sensitive Total Return Bond Fund."

In addition, the last sentence of the second paragraph has been removed.

4.
Staff Comment:  Please add language to the second paragraph disclosing that, in connection with shareholder approval of Proposals 1.A, 1.B and 1.C, the Tax Exempt Bond Fund would maintain an effective portfolio duration of seven years or less.

Response:  The following sentence has been added to the referenced paragraph before the sentence "To be consistent with the Tax Exempt Bond Fund's proposed investment strategy changes, the Fund's investment objective would be to seek high after-tax total return.":

The Tax Exempt Bond Fund would maintain an effective portfolio duration of seven years or less.

5.
Staff Comment:  Please add language to the second paragraph disclosing that, in connection with shareholder approval of Proposals 1.A, 1.B and 1.C, the Tax Exempt Bond Fund would change from a diversified fund to a non-diversified fund.

Response: The following sentence has been added as the last sentence of the referenced paragraph:

In addition, in connection with changing the Fund's investment strategy, the Board has approved, and proposed for shareholder approval as Proposal 2.D, changing the sub-classification of the Fund from a "diversified company" to a "non-diversified company" as defined in the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a smaller number of companies than a diversified fund.

6.
Staff Comment:  Please add language to the fourth paragraph disclosing that, in connection with shareholder approval of Proposals 3.A, 3.B and 3.C, the current portfolio managers of each Fund will continue to manage its assets, with the exception of the Tax Exempt Bond Fund.

Response: The following sentence has been added as the last sentence of the referenced paragraph:

Each Fund's current portfolio managers would continue to manage its assets, with the exception of one of the three current portfolio managers for the Tax Exempt Bond Fund, who would be replaced by two new portfolio managers in connection with Proposal 1.

Proxy Statement

Introduction to Proposal 1

7.
Staff Comment:  As stated in the second sentence of the second paragraph, the Tax Exempt Bond Fund would normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in bonds (or other instruments with similar economic characteristics) (the "New 80% Policy").  Please disclose the specific types of "other instruments with similar economic characteristics" included for purposes of the New 80% Policy and, if any of these instruments are derivatives, disclose the specific types of derivatives.

Response: The following has been added as the second sentence in the fifth paragraph under "The Tax Exempt Bond Fund's Proposed Investment Strategy":

To the extent such derivatives have similar economic characteristics to bonds, these investments will be considered "bonds" for purposes of the Fund's policy with respect to the investment of 80% of its net assets.

In addition, the fourth sentence of the fifth paragraph has been deleted.

8.
Staff Comment:  The fourth sentence of the second paragraph states:  "The Tax Exempt Bond Fund would have the ability to invest up to 35% of its net assets in taxable bonds."  Please make this disclosure more prominent by using boldface type, a larger font or another method.

Response: The referenced sentence is now in boldface type.

9.
Staff Comment:  Please add disclosure regarding the tax implications for Tax Exempt Bond Fund shareholders with respect to the sale of the Fund's portfolio securities in connection with the implementation of the investment strategy change.

Response: The sixth sentence of the fourth paragraph has been revised as follows:

It is anticipated that certain securities currently held by the Tax Exempt Bond Fund would be sold to implement the investment strategy changes, causing higher portfolio turnover than is typical for the Fund and the realization of capital gains in respect of any appreciated securities that are sold, resulting in taxable capital gains for Fund shareholders to the extent that such capital gains are not offset by any capital loss carryovers of the Fund.

10.
Staff Comment:  The fifth sentence of the second paragraph states:  "The Tax Exempt Bond Fund also would have the ability to invest, to a limited extent, in bonds rated below investment grade, or their unrated equivalent, and in foreign bonds, including emerging market bonds."  Please add language describing "bonds rated below investment grade" as "junk" bonds.

Response: The referenced sentence has been revised as follows:

The Tax Exempt Bond Fund also would have the ability to invest, to a limited extent, in bonds rated below investment grade ("high yield" or "junk" bonds), or their unrated equivalent, and in foreign bonds, including emerging market bonds.

11.
Staff Comment:  The first sentence of the third paragraph states that, in connection with the change in the Tax Exempt Bond Fund's investment strategy, the Fund's name would be changed to "Dreyfus Tax Sensitive Total Return Bond Fund."  Please move this disclosure to the first sentence of the second paragraph.

Response: The first sentence of the second paragraph has been revised as follows:

The Board has approved, subject to shareholder approval of Proposals 1.A and 1.B, as described below, changing the Tax Exempt Bond Fund's investment objective and certain fundamental investment policies and changing the Fund's name to "Dreyfus Tax Sensitive Total Return Bond Fund."

In addition, the first sentence of the third paragraph has been removed, and the second sentence of the third paragraph has been revised as follows:  "In connection with changing the Tax Exempt Bond Fund's investment strategy, one of the Tax Exempt Bond Fund's current primary portfolio managers…."

12.
Staff Comment:  The fourth sentence of the fourth paragraph states:  "The ability of the portfolio managers of the Tax Exempt Bond Fund to reduce its effective portfolio duration to zero could benefit the Fund in a period of rising interest rates."  Please explain how the Tax Exempt Bond Fund would benefit from a reduction in its effective portfolio duration to zero in a period of rising interest rates and how this benefit is consistent with the Fund's generally maintaining an effective portfolio duration of seven years or less.

Response:  As explained and illustrated in the fourth paragraph under "The Tax Exempt Bond Fund's Proposed Investment Strategy," the expected change in the market price of a bond due to a change in interest rates corresponds to the bond's duration.  As a result, the lower the duration, the lower the expected decline in a bond's price in response to a rise in interest rates.  Note that the statement regarding the Fund's expected duration of "seven years or less" is stated in terms of a maximum effective portfolio duration that the Fund is generally expected to maintain, meaning that the duration could be much shorter than seven years, including zero.

13.
Staff Comment:  The third sentence of the fourth paragraph states that the proposed investment management-related changes should provide the Tax Exempt Bond Fund with the potential for "increased diversification."  Please consider revising this phrase or otherwise changing this disclosure as it appears to be inconsistent with the Fund's proposed change from a diversified fund to a non-diversified fund.

Response: The referenced sentence has been revised as follows:

The proposed investment management-related changes would provide the Tax Exempt Bond Fund's portfolio managers with greater investment flexibility and, although there are additional risks presented by the expanded types of investments proposed for the Fund, should provide the Fund with the potential for higher total returns, including yield, and increased diversification in the types of securities in which the Fund is permitted to invest (e.g., various types of bonds in addition to municipal bonds).

14.
Staff Comment:  The first sentence of the tenth paragraph states:  "Although not a principal investment strategy, the Tax Exempt Bond Fund may, but is not required to, use derivatives as a substitute for investing directly in an underlying asset."  If the use of derivatives is a new investment strategy of the Tax Exempt Bond Fund, please add disclosure to that effect.

Response: Because the use of derivatives is not a new investment strategy of the Tax Exempt Bond Fund, we believe that no further disclosure is needed.

15.
Staff Comment:  The second sentence of the tenth paragraph states that the Tax Exempt Bond Fund may use credit default swaps.  Please confirm that the actual value, and not the notional value, of such instruments will be used for purposes of the New 80% Policy.

Response:  To the extent that the Tax Exempt Bond Fund invests in credit default swaps, the actual value of such investments (not the notional value) would be included for purposes of the New 80% Policy.

16.
Staff Comment: Please consider adding "Increased taxation expenses risk" as a "principal risk" of the Tax Exempt Bond Fund, or similar disclosure, and explain how shareholders' tax exposure is expected to change.

Response:  We do not believe that increased taxation expenses are a principal risk of the Fund, but rather that the generation of taxable income is a likely effect of the investment strategy change.  Accordingly, the following sentence has been added as the sixth sentence in the fourth paragraph:

The Fund, however, also would invest up to 35% of its assets in securities that generate income that is not exempt from federal or state income tax.  Distributions paid by the Fund on these securities are subject to federal income tax, and may also be subject to state or local taxes.

17.
Staff Comment:  The first sentence of the "Mortgage-related securities risk" paragraph states that mortgage-related securities are "complex derivative instruments."  Please specify the types of derivative instruments.

Response: Please note that the sentence is stating that mortgage-related securities are complex derivative instruments.

18.	Staff Comment: Please consider adding "Derivatives risk" as a "principal risk" of the Tax Exempt Bond Fund for the types of derivatives that are a principal investment of the Fund.

Response:  Although the Tax Exempt Bond Fund does not intend to enter into derivative instruments as part of its principal investment strategy, to the extent that the Fund invests in derivative instruments with economic characteristics similar to bonds, the value of such investments would be included for purposes of the New 80% Policy.  Accordingly, we have added the following, which is currently included in the Fund's prospectus as an additional risk, as a "principal risk" of the Fund:

●           Derivatives risk.  A small investment in derivatives could have a potentially large impact on the Fund's performance.  The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.  Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund's other investments.  Derivative instruments, such as swap agreements, forward contracts and over-the-counter options, also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.  Many of the regulatory protections afforded participants on organized exchanges for futures contracts and exchange-traded options, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter derivative transactions.  Certain types of derivatives, including swap agreements, forward contracts and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.  The Fund may be required to segregate liquid assets, or otherwise cover its obligations, relating to the Fund's transactions in derivatives.  These requirements assume the obligation is for full payment of the value of the underlying instrument, in cash or by physical delivery, at the settlement date; thus, the Fund must set aside liquid assets equal to such derivatives contract's full notional value (generally, the total numerical value of the asset underlying a derivatives contract at the time of valuation) while the positions are open.  If the derivatives contract provides for periodic cash settlement during the term of the transaction or cash payment of the gain or loss under the transaction at the settlement date, the Fund may segregate liquid assets in an amount equal to the Fund's daily marked-to-market net obligation (i.e., the Fund's daily net liability) under the contract, if any.  By setting aside assets equal to only its net obligations, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.  Future rules and regulations of the Securities and Exchange Commission (SEC) may impact the Fund's operations as described in this Proxy Statement.

Proposal 1.A

19.
Staff Comment:  The first sentence of the first paragraph states:  "The Board has approved, and recommends that shareholders of the Tax Exempt Bond Fund approve, changing the Fund's investment objective to be consistent with the Fund's investment strategy change approved by the Board."  Please disclose the basis for the Board's approval of the Fund's investment strategy change and its recommendation that shareholders approve Proposals 1.A, 1.B and 1.C.  Explain why the Fund is changing from a tax-exempt to a taxable fund and why this change is in the best interest of shareholders.  In addition, please include a summary of the proposed investment strategy and any effect the investment strategy change will have on the Fund's risk profile.

Response:  Please see the response to Comment No. 13.  In addition, as noted in the fourth paragraph in "Introduction to Proposal 1," the Fund has been in existence for over 20 years, yet has not reached a substantial size.

The Fund's proposed investment strategy is summarized in the second paragraph under "Introduction to Proposal 1" and is further explained in the subsection "The Tax Exempt Bond Fund's Proposed Investment Strategy."  The additional principal risks that the Fund will be subject to as a result of the strategy change are discussed in the second set of bullet points under "The Tax Exempt Bond Fund's Proposed Investment Strategy" following the statement "[i]n addition to the investment risks currently applicable to the [Fund] as described in the Fund's prospectus, as of the Effective Date, an investment in the Fund will be subject to the following additional principal risks:".  In addition, the following sentence has been added as the fourth sentence in the fourth paragraph in "Introduction to Proposal 1":

Additional risks include additional credit risk, foreign investment risk, mortgage-related securities risk, asset-backed securities risk, inflation-indexed security risk, zero coupon, pay-in-kind and step-up securities risk, liquidity risk and non-diversification risk, as described below under "The Tax Exempt Bond Fund's Proposed Investment Strategy."

20.	Staff Comment: Please explain the difference between the Tax Exempt Bond Fund's current investment objective and its proposed investment objective.

Response: The following language has been added as a third paragraph:

The Fund's proposed investment objective differs from its current investment objective in that the Fund will no longer seek to provide a high level of interest income that is exempt from federal income tax (since the Fund would not be investing at least 80% of its net assets in municipal bonds that provide income exempt from federal personal income tax), nor will it seek to preserve shareholders' capital.  Rather, the Fund will seek to provide a high after-tax total return.

Proposal 1.B

21.
Staff Comment:  The first sentence of the second paragraph states:  "The Board has approved, and recommends that shareholders of the Tax Exempt Bond Fund approve, removing [the Fund's] fundamental investment policy [to invest…at least 80% of its net assets in municipal bonds…] in order to implement the investment strategy change approved by the Board."  Please state whether the Tax Exempt Bond Fund's investment strategy will change after shareholders vote to approve Proposal 1.B.

Response: The following sentence has been added as a third paragraph:

The Tax Exempt Bond Fund will change its investment strategy as described under "Introduction to Proposal 1" above if Proposals 1.A and 1.B are approved by shareholders.

22.
Staff Comment:  Please explain whether removing the Tax Exempt Bond Fund's fundamental investment policy to invest at least 80% of its net assets in municipal bonds will change the Fund's risk profile, and if so, please add disclosure regarding the change in the Fund's risk profile.

Response:  Removing this fundamental investment policy, in and of itself, will not change the Fund's risk profile, as the Fund's investment strategy change will not be implemented unless shareholders approve both Proposals 1.A and 1.B.  See the response to Comment No. 19 regarding the effect the investment strategy change will have on the Fund's risk profile.

Proposal 2.D

23.
Staff Comment:  The sole sentence of the last paragraph states:  "It also should be noted that, even if Proposal 2.D is approved, Dreyfus may not operate the Funds as non-diversified at all times, depending on Dreyfus' assessment of the investment opportunities available from time to time."  Please add disclosure to the effect that any future change in the diversification status of a Fund will require a shareholder vote.

Response:  We do not believe that changing the sub-classification of an investment company from a non-diversified company to a diversified company requires a shareholder vote.  Section 13(a)(1) of the 1940 Act only requires a shareholder vote to change the sub-classification of an investment company from a diversified company to a non-diversified company.

Proposal 2.E

24.	Staff Comment: Please confirm whether the removal of each Fund's fundamental investment restriction on margin will have any substantive impact on the Fund or affect the Fund's risk profile.

Response:  We have been advised by Fund management that the removal of each Fund's investment restriction with respect to margin will not have any substantive impact on the Fund and will not affect the Fund's risk profile.

General

25.	Staff Comment: Please include disclosure regarding broker "non-votes."

Response: The second sentence of the first paragraph under "Voting Information—Proxies, Quorum and Voting at the Meeting" states:

If a proxy is properly executed and returned marked with an abstention or represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares and the broker or nominee does not have discretionary power to vote on the Proposals) (together, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business.

*     *     *     *     *     *     *     *

We hope the Staff finds that this letter and the revisions in the Definitive Proxy Statement are responsive to the Staff's comments.  The Trust's Tandy certification is filed herewith.  Should members of the Staff have any questions or comments regarding the Definitive Proxy Statement, they should call the undersigned at 212.806.5698 or Janna Manes of this office at 212.806.6141.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes

DREYFUS INVESTMENT FUNDS
c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

December 13, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds
File Numbers: 33-08214 and 811-04813

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus/Standish Global Fixed Income Fund, Dreyfus/Standish Intermediate Tax Exempt Bond Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in this filing;

•	Staff comments or changes to disclosure in response to Staff comments in this filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS INVESTMENT FUNDS

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President